Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Long-term receivables and deposits	$ 322	$ 289
Marketable equity and debt securities carried at fair value	178	178
Pension plans in a net asset position (Note 22(a))	449	301
Derivative assets	63	77
Long-term portion of inventories (Note 12)	126	84
Finite life intangibles	395	309
Other	38	31
Financial and other assets	$ 1,571	$ 1,269